Property, Plant and Equipment	12 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Accounting Policy

Owned Assets

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 10 years
Furniture and fixtures 5 years
Building and improvements 10 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Right-of-use leased assets

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

If the right-of-use asset is subsequently leased to a third party (a “sublease”), the Company will assess the classification of the sublease as to whether it is a finance or operating lease. Subleases that are classified as an operating lease will recognize lease income while a finance lease will recognize a lease receivable and derecognize the carrying value of the right-of-use asset, with the difference recorded in profit of loss.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive loss.

The following summarizes the carrying values of property, plant and equipment as at the period ends presented:

	June 30, 2021				June 30, 2020
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	27,357	—	(3,380)	23,977	31,485	—	(893)	30,592
Real estate	413,589	(76,744)	(8,582)	328,263	515,264	(51,867)	(82,721)	380,676
Construction in progress	327,073	—	(249,434)	77,639	349,274	—	(37,741)	311,533
Computer software & equipment	34,001	(24,321)	(1,865)	7,815	30,947	(12,687)	(108)	18,152
Furniture & fixtures	11,938	(5,744)	(285)	5,909	9,888	(3,635)	(139)	6,114
Production & other equipment	182,946	(72,258)	(9,443)	101,245	187,512	(46,856)	(24,216)	116,440
Total owned assets	996,904	(179,067)	(272,989)	544,848	1,124,370	(115,045)	(145,818)	863,507

Right-of-use leased assets
Land	23,748	(971)	—	22,777	27,862	(787)	—	27,075
Real estate	48,134	(11,277)	—	36,857	63,548	(7,729)	(2,416)	53,403
Production & other equipment	5,045	(3,434)	—	1,611	5,591	(3,196)	—	2,395
Total right-of-use leased assets	76,927	(15,682)	—	61,245	97,001	(11,712)	(2,416)	82,873

Total property, plant and equipment	1,073,831	(194,749)	(272,989)	606,093	1,221,371	(126,757)	(148,234)	946,380

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2020	Additions	Disposals	Other (1)(2)(3)	Depreciation (4)	Impairment	Foreign currency translation	Balance, June 30, 2021
Owned assets
Land	30,592	—	(5,422)	2,575	—	(3,380)	(388)	23,977
Real estate	380,676	249	(157)	(19,173)	(24,074)	(8,582)	(676)	328,263
Construction in progress	311,533	43,084	(879)	(25,288)	—	(249,434)	(1,377)	77,639
Computer software & equipment	18,152	1,370	(140)	(734)	(8,955)	(1,865)	(13)	7,815
Furniture & fixtures	6,114	110	(434)	2,271	(1,859)	(285)	(8)	5,909
Production & other equipment	116,440	3,014	(1,479)	16,545	(23,439)	(9,443)	(393)	101,245
Total owned assets	863,507	47,827	(8,511)	(23,804)	(58,327)	(272,989)	(2,855)	544,848

Right-of-use leased assets (5)
Land	27,075	—	(3,605)	—	(675)	—	(18)	22,777
Real estate	53,403	1,946	(10,469)	(1,449)	(6,514)	—	(60)	36,857
Production & other equipment	2,395	499	(283)	(106)	(1,027)	—	133	1,611
Total right-of-use lease assets	82,873	2,445	(14,357)	(1,555)	(8,216)	—	55	61,245

Total property, plant and equipment	946,380	50,272	(22,868)	(25,359)	(66,543)	(272,989)	(2,800)	606,093
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the $24.0 million transfer of the Restructuring Facilities and Colombia land to assets held for sale (Note 12(a)).
(2)During the year ended June 30, 2021, the Company recorded a non-material correction to re-classify $0.9 million of net book value into land, $25.1 million of net book value out of real estate, $30.2 million of net book value into construction in progress, $2.5 million of net book value into furniture & fixtures, and $9.0 million of net book value out of production & other equipment.
(3)During the year ended June 30, 2021, the Company received a $3.6 million government grant related to a generator which was recognized as a reduction to the carrying value of the asset (Note 5).
(4)During the year ended June 30, 2021, the Company recorded a non-material correction related to depreciation for impaired assets, reducing depreciation by $4.1 million.
(5)During the year ended June 30, 2021, the Company derecognized $5.3 million of right-of-use assets as a result of subleases where the Company is an intermediate lessor. Included in real estate owned and right-of-use assets is $3.4 million and $0.1 million, respectively, related to operating subleases where the Company is an intermediate lessor.

	Balance, June 30, 2019	IFRS 16 Transition	Additions	Disposals	Other (1)(2)(3)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2020
Owned assets
Land	39,532	—	337	—	(8,347)	—	(893)	(37)	30,592
Real estate	395,055	—	32,614	(267)	69,001	(33,942)	(82,721)	936	380,676
Construction in progress	222,884	—	261,830	(2,128)	(130,522)	—	(37,741)	(2,790)	311,533
Computer software & equipment	15,483	—	9,660	(52)	142	(6,973)	(108)	—	18,152
Furniture & fixtures	6,465	—	4,594	(120)	(3,417)	(1,192)	(139)	(77)	6,114
Production & other equipment	84,509	—	30,708	(2,302)	48,715	(21,024)	(24,216)	50	116,440
Total owned assets	763,928	—	339,743	(4,869)	(24,428)	(63,131)	(145,818)	(1,918)	863,507

Right-of-use leased assets
Land	—	30,936	169	—	(3,243)	(787)	—	—	27,075
Real estate	—	62,817	7,764	(1,957)	(5,230)	(7,732)	(2,416)	157	53,403
Production & other equipment	1,639	2,296	1,453	(169)	—	(2,825)	—	1	2,395
Total right-of-use lease assets	1,639	96,049	9,386	(2,126)	(8,473)	(11,344)	(2,416)	158	82,873

Total property, plant and equipment	765,567	96,049	349,129	(6,995)	(32,901)	(74,475)	(148,234)	(1,760)	946,380
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the $25.9 million transfer of land and real estate to assets held for sale, associated with the Exeter property, the Jamaica property and the Uruguay properties (Note 12(a)).
(2)During the year ended June 30, 2020, the Company recorded a non-material year end correction to re-classify $34.3 million of net book value of production and other equipment which was initially classified as real estate.
(3)As part of the Company’s restructuring activities, management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.

During the year ended June 30, 2021, the Company sold two production facilities for net proceeds of $13.9 million with an aggregate carrying value of $3.8 million. As a result, the Company recognized a $10.1 million gain on disposal of property, plant and equipment.

During the year ended June 30, 2021, $2.1 million (June 30, 2020 – $22.0 million) in borrowing costs were capitalized to construction in progress at a weighted average interest rate of 13% (June 30, 2020 – 13%).

As of June 30, 2021, $40.0 million (June 30, 2020 – $216.0 million) of property, plant and equipment is temporarily idle as the Company continues to evaluate all capital projects and investments to prioritize core cannabis operations. Of the $40.0 million idled property, plant, and equipment, $35.9 million relates to the Aurora Sun facility (June 30, 2020 - $212.1 million) and $4.2 million (June 30, 2020 - $3.9 million) relates to the Nordic Sky Facility.

Depreciation relating to manufacturing equipment and production facilities for owned and right-of-use leased assets is capitalized into biological assets and inventory, and is expensed to cost of sales upon the sale of goods. During the year ended June 30, 2021, the Company recognized $66.5 million (June 30, 2020 – $74.5 million) of depreciation expense of which $38.1 million (June 30, 2020 – $27.9 million) was reflected in cost of sales.

Impairments

The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment. During the year ended June 30, 2021 and June 30, 2020, management noted indicators of impairment at the asset specific level and at the Cash Generating Unit (“CGU”) level which are discussed below.

(a)    Asset specific impairments

Year Ended June 30, 2021

During the year ended June 30, 2021, the Company initiated a plan to consolidate its operations in Europe with corporate office closures in Portugal, Spain and Italy. As a result, the Company recognized a $1.5 million impairment loss relating to certain European property, plant and equipment. The Company also identified other custom equipment in Canada that is no longer intended to be used, resulting in a $8.7 million impairment loss for the year ended June 30, 2021. Both the impairment losses are allocated to the cannabis operating segment (Note 28).

During the year ended June 30, 2021, the Company halted construction at the Aurora Sun facility which is an indicator of impairment. The fair value of the Aurora Sun facility was determined based on a third-party appraisal using a Fair Value Less Cost of Disposal (“FVLCD”) approach including market and cost approaches in the context of an orderly liquidation process. Consideration is given to information from manufacturers, historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $220.8 million impairment loss for Aurora Sun for the year ended June 30, 2021. The Aurora Sun facility, and the corresponding impairment loss, is allocated to the cannabis operating segment (Note 28).

The Company has constructed a cannabis production facility in Germany which is no longer expected to generate cash inflows as initially forecasted, which is an indicator of impairment. The fair value of the production facility was determined using a FVLCD approach (level 3). As a result, the Company recognized a $31.2 million impairment loss for the production facility for the year ended June 30, 2021. The German production facility and the corresponding impairment loss is allocated to the cannabis operating segment (Note 28).

During the year ended June 30, 2021, management had plans to close a Canadian manufacturing facility, which is an indicator of impairment. The fair value of the manufacturing facility was determined based on a third-party appraisal using a FVLCD approach including market and cost approaches. Consideration is given to information from historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $10.9 million impairment loss for the manufacturing facility for the year ended June 30, 2021. The manufacturing facility and the corresponding impairment loss is allocated to the cannabis operating segment (Note 28).

Year Ended June 30, 2020

During the period ended December 31, 2019, the Company halted construction of its Nordic Sky facility which is an indicator of impairment. The fair value of the Nordic Sky facility was determined based on a third-party appraisal using a FVLCD approach with the capitalization methodology using unobservable inputs (level 3). As a result, the Company recognized a $34.6 million impairment loss for Nordic Sky for the year ended June 30, 2020. The Nordic Sky facility, and the corresponding impairment loss, is allocated to the cannabis operating segment (Note 28).

During the year ended June 30, 2020, the Company listed its Exeter property for sale. The property was reclassified to Assets Held for Sale at the estimated $18.2 million fair value which resulted in an impairment charge of $1.4 million and is allocated to the cannabis operating segment (Note 28). The sale was completed during the year ended June 30, 2020 for net proceeds of $8.6 million (Note 12(a)).

During the year ended June 30, 2020, the Company initiated a plan to close operations at certain production facilities (Notes 1 and 3) which is an indicator of impairment. The fair value of these facilities was determined based on a third-party appraisal using FVLCD approaches including market and cost approaches. Consideration is given to information from manufacturers, historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized an $86.5 million impairment loss relating to these facilities for the year ended June 30, 2020. These production facilities, and the corresponding impairment loss, are allocated to the cannabis operating segment (Note 28).

(b)    CGU impairments

Year Ended June 30, 2020

Canadian, European and Latin American Hemp CGU

The following factors were identified as impairment indicators for the Canadian Hemp CGU as at March 31, 2020:

i.Revenue decline - Slower than anticipated launch of new products resulting in a decrease of expected sales and profitability for the Canadian Hemp CGU as compared to outcomes initially forecasted by management;
ii.Change in strategic plans - As at March 31, 2020, management was evaluating the Company’s strategy and market opportunities with respect to hemp-derived CBD, including the divestiture of certain Canadian Hemp assets.

As a result of the above factors, management performed an impairment test as at March 31, 2020 for the Canadian Hemp CGU.

The Company’s Canadian Hemp CGU represents its operations dedicated to the cultivation and sale of hemp products within Canada. This CGU is attributed to the Company’s cannabis operating segment. The $0.2 million recoverable amount was determined using a FVLCD method by discounting the most recent expected future net cash flows attributable to the Canadian Hemp CGU. As a result, management recorded impairment losses of $9.8 million during the period ended March 31, 2020. No additional impairment was recognized for the Canadian Hemp CGU for the year ended June 30, 2020 or June 30, 2021. Management allocated the impairment loss based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. Management allocated $7.4 million of impairment losses to owned property, plant and equipment and $2.4 million of impairment losses to right-of-use leased assets. The recoverable amount of owned property, plant and equipment and right-of-use leased assets within this CGU was determined based on fair value less cost to dispose using a market approach (Level 3 inputs).

During the year ended June 30, 2020, the Company recognized impairment losses within its Latin American Hemp CGU, and its European Hemp CGU, and allocated impairment losses of $15.9 million to property, plant and equipment (Note 15(b)). The property, plant, and equipment impairment losses for the Latin American Hemp CGU and the European Hemp CGU are allocated to the cannabis operating segment (Note 28). During the year ended June 30, 2021, the Company divested from AHE, representing the European Hemp CGU. As such, the operating results of AHE were reclassified to discontinued operations (Note 12(b)).